U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

April 18, 2013

FILED VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Monthly 7-10 Year Treasury Bull 2X Fund and Direxion Monthly 7-10 Year Treasury Bear 2X Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated April 14, 2013, filed electronically as Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A on April 12, 2013.

If you have any questions regarding this filing, please call the undersigned at (312) 325-2037.

Sincerely,

/s/Adam R. Henkel
Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC